Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income tax expense
	For the Years Ended December 31,
	2022	2021	2020
Current income tax expenses	$532,041	$594,272	$771,639
Deferred income tax expenses (recovery)	(330,063)	(265,421)	(1,001,372)
Income tax expenses (recovery)	$201,978	$328,851	$(229,733)

Schedule of reconciliation of the statutory tax rate to the effective tax rate for the Company
	For the Years Ended December 31,
	2022	2021	2020
PRC statutory income tax rate	25%	25%	25%
Effect of different income tax rate in other jurisdictions	9%	1%	4%
Effect of non-deductible expenses	5%	1%	3%
Effect of temporary differences	7%	1%	7%
Effect of valuation of deferred tax allowance	7%	9%	5%
Effective tax rate	53%	37%	44%

Schedule of deferred tax liabilities (assets), net
	December 31, 2022	December 31, 2021
Deferred tax assets
Provision for financial guarantee services	$—	$38,870
Allowance on doubtful accounts	321,429	190,576
Accrued expenses	—	—
Lease liability	22,009	16,375
Net operating loss carrying forward	70,910	165,290
Less: valuation allowance	(70,910)	(165,290)
Total deferred tax assets	$343,438	$245,821
Deferred tax liabilities
Right-of-use assets	(18,212)	(9,328)
Recognition of intangible assets arising from business combination	(502,324)	(780,849)
Deferred tax liabilities, net	$(177,098)	$(544,356)